FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Risk Management	Financial Risk Management

Our financial instruments are comprised of financial
liabilities and financial assets. Our principal financial
liabilities, other than derivatives, comprise accounts
payable and debt. The main purpose of these financial
instruments is to manage short-term cash flow and raise
funds for our capital expenditure program. Our principal
financial assets, other than derivative instruments, are cash and equivalents, restricted cash, contingent consideration,
accounts receivable, notes receivable, JV receivable and
JV partner receivable, which arise directly from our
operations. In the normal course of business, we use
derivative instruments to mitigate exposure to various
financial risks.
We manage our exposure to key financial risks in
accordance with our financial risk management policy. The
objective of the policy is to support the delivery of our
financial targets while protecting future financial security.
The main risks that could adversely affect our financial
assets, liabilities or future cash flows are as follows:
a.Market risk, including commodity price risk, foreign
currency and interest rate risk;
b.Credit risk;
c.Liquidity risk; and
d.Capital risk management.
Management designs strategies for managing each of
these risks, which are summarized below. Our senior
management oversees the management of financial risks,
ensuring that our financial risk-taking activities are
governed by policies and procedures and that financial risks are identified, measured and managed in accordance with
our policies and our risk appetite. All derivative activities for risk management purposes are carried out by the
appropriate personnel.
a) Market Risk
Market risk is the risk that changes in market factors, such as commodity prices, foreign exchange rates or interest
rates, will affect the value of our financial instruments. We manage market risk by either accepting it or mitigating it
through the use of derivatives and other economic hedging
strategies.
Commodity Price Risk
Gold and Copper
We sell our gold and copper production in the world market.
The market prices of gold and copper are the primary
drivers of our profitability and ability to generate both
operating and free cash flow. Our corporate treasury group
may implement hedging strategies on an opportunistic
basis to protect us from downside price risk on our gold and copper production. We have 800,000 ounces of gold collars
outstanding as at December 31, 2025. We did not enter into
any positions during 2024. Our remaining gold and copper
production is subject to market prices.
Fuel
We consume diesel fuel and natural gas to run our
operations. Diesel fuel is refined from crude oil and is
therefore subject to the same price volatility affecting crude oil prices. Therefore, volatility in crude oil and natural gas prices have a direct and indirect impact on our production
costs.
Foreign Currency Risk
The functional and reporting currency for all of our
operating segments is the US dollar and we report our
results using the US dollar. The majority of our operating
and capital expenditures are denominated and settled in US
dollars. We have exposure to the Argentine peso through
operating costs at our Veladero mine, and peso
denominated VAT receivable balances. We also have
exposure to the Canadian and Australian dollars, Zambian
kwacha, Tanzanian shilling, Dominican peso, West African
CFA franc, Euro, South African rand, and British pound
through mine operating, administration, and capital costs. In addition, we also have exposure to the Pakistan rupee
through project costs and capital costs on Reko Diq.
Consequently, fluctuations in the US dollar exchange rate
against these currencies increase the volatility of cost of
sales, general and administrative costs, project costs and
overall net earnings, when translated into US dollars.
Interest Rate Risk
Interest rate risk refers to the risk that the value of a
financial instrument or cash flows associated with the
instruments will fluctuate due to changes in market interest rates. Currently, our interest rate exposure mainly relates to interest receipts on our cash balances ($6.7 billion as at
December 31, 2025); the mark-to-market value of derivative
instruments; and to the interest payments on our variable-
rate debt ($0.05 billion as at December 31, 2025).
The effect on net earnings and equity of a 1%
change in the interest rate of our financial assets and
liabilities as at December 31, 2025 is approximately $30
million (2024: $30 million).
b) Credit Risk
Credit risk is the risk that a third party might fail to fulfill its performance obligations under the terms of a financial
instrument. Credit risk arises from cash and equivalents,
restricted cash, contingent consideration, notes receivable,
JV receivable, JV partner receivable, accounts receivable,
as well as derivative assets. To mitigate our inherent
exposure to credit risk on all financial assets listed above
(other than derivative assets) we maintain policies to limit the concentration of credit risk, review counterparty
creditworthiness on a monthly basis, and ensure liquidity of available funds. We also invest our excess cash and
equivalents in highly rated financial institutions, primarily within the United States and Canada. Furthermore, we sell
our gold and copper production into the world market and to
financial institutions and private customers with strong
credit ratings. Historically, customer defaults have not had a significant impact on our operating results or financial
position.
The Company’s maximum exposure to credit risk at the
reporting date is the carrying value of each of the financial assets, excluding derivative assets, disclosed as follows:

	As at December 31, 2025	As at December 31, 2024
Cash and equivalents	$6,706	$4,074
Accounts receivable	791	763
Contingent consideration	169	—
Notes receivable	247	217
Kibali JV receivable	333	462
Norte Abierto JV partner receivable and contingent consideration	77	74
Restricted cash	101	65
Other assets	$218	$122
	$8,642	$5,777
c) Liquidity Risk
Liquidity risk is the risk of loss from not having access to sufficient funds to meet both expected and unexpected
cash demands. We manage our exposure to liquidity risk by
maintaining cash reserves, access to undrawn credit
facilities and access to public debt markets, by staggering
the maturities of outstanding debt instruments to mitigate
refinancing risk and by monitoring of forecasted and actual
cash flows. Details of the undrawn Credit Facility are
included in note 25.
Our capital structure comprises a mix of debt, non-
controlling interest and shareholders’ equity. As at
December 31, 2025, our total debt was $4.7 billion (debt net of cash and equivalents was $(2.0) billion) compared to
total debt as at December 31, 2024 of $4.7 billion (debt net of cash and equivalents was $655 million).
Our operating cash flow is dependent on the ability
of our operations to deliver projected future cash flows. The market prices of gold, and to a lesser extent copper, are the primary drivers of our operating cash flow. Other options to enhance liquidity include further portfolio optimization;
issuance of equity or long-term debt securities in the public markets or to private investors (Moody’s and S&P currently
rate Barrick’s outstanding long-term debt as investment
grade, with ratings of A3 and BBB+, respectively); and
drawing on the $3.0 billion available under our undrawn
Credit Facility (subject to compliance with covenants and
the making of certain representations and warranties, this
facility is available for drawdown as a source of financing).
The key financial covenant in the Credit Facility (undrawn
as at December 31, 2025) requires Barrick to maintain a net
debt to total capitalization ratio, as defined in the
agreement, of 0.60:1 or lower (Barrick’s net debt to total
capitalization ratio was (0.06):1 as at December 31, 2025).
The following table outlines the expected maturity
of our significant financial assets and liabilities into relevant maturity groupings based on the remaining period from the
balance sheet date to the contractual maturity date. As the
amounts presented in the table are the contractual
undiscounted cash flows, these balances may not agree
with the amounts disclosed in the balance sheet.

As at December 31, 2025
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$6,706	$—	$—	$—	$6,706
Accounts receivable	791	—	—	—	791
Notes receivable	—	80	—	167	247
Kibali JV receivable	133	200	—	—	333
Norte Abierto JV partner receivable and contingent consideration	6	—	32	39	77
Restricted cash	—	11	—	90	101
Contingent consideration	—	86	77	6	169
Other assets	19	91	92	16	218
Trade and other payables	1,859	—	—	—	1,859
Debt	56	14	7	4,647	4,724
Derivative liabilities	89	297	—	—	386
Other liabilities	63	171	367	202	803
As at December 31, 2024
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$4,074	$—	$—	$—	$4,074
Accounts receivable	763	—	—	—	763
Notes receivable	—	61	—	156	217
Kibali JV receivable	260	202	—	—	462
Norte Abierto JV partner receivable and contingent consideration	23	—	—	51	74
Restricted cash	—	5	—	60	65
Other assets	—	46	45	31	122
Trade and other payables	1,613	—	—	—	1,613
Debt	24	69	12	4,644	4,749
Other liabilities	85	167	97	246	595
d) Capital Risk Management
Our objective when managing capital is to provide value for
shareholders by maintaining an optimal short-term and
long-term capital structure in order to reduce the overall
cost of capital while preserving our ability to continue as a going concern. Our capital management objectives are to
safeguard our ability to support our operating requirements
on an ongoing basis, continue the development and
exploration of our mineral properties and support any
expansion plans. Our objectives are also to ensure that we
maintain a strong balance sheet and optimize the use of
debt and equity to support our business and maintain
financial flexibility in order to provide meaningful returns to shareholders and maximize shareholder value. We define
capital as total debt less cash and equivalents and it is
managed by management subject to approved policies and
limits by the Board of Directors. We have no significant
financial covenants or capital requirements with our lenders or other parties other than what is discussed under Liquidity
Risk in note 28c.